Lease - Summary of future minimum lease payments (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, to be Paid [Abstract]
Year ending December 31, 2023	$ 106
Total undiscounted future lease payments	106
Less: imputed interest	0
Total lease liabilities	$ 106	$ 500